COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
COMPENSATION OF KEY MANAGEMENT PERSONNEL	COMPENSATION OF KEY MANAGEMENT PERSONNEL
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company. In fiscal 2025, the Company determined that key management personnel consist of the Board of Directors and its Management Team, which is comprised of the President and Chief Executive Officer (CEO) and executive officers who report directly to him. In fiscal 2024, prior to the senior leadership reorganization announced in May 2024, the Company determined that key management personnel consisted of the Board of Directors, the President and Chief Executive Officer, the Chief Financial Officer, and the Group Presidents. As at March 31, 2025, key management personnel consist of 12 non-employee Directors and 8 executive officers (2024 – 12 non-employee Directors and 5 executive officers).

The compensation expense of key management for employee services recognized in income are as follows:

	2025	2024
Salaries and other short-term employee benefits	$12.5	$6.6
Post-employment benefits – defined benefit plans	2.0	3.8
Costs related to the CEO's terms of departure	6.3	—
Termination benefits	5.0	2.1
Share-based payments expense	22.2	4.4
	$48.0	$16.9

In November 2024, the Company announced its CEO succession plan whereby the current CEO will be leaving the Company at the Annual General Meeting in August 2025. The CEO's terms of departure were finalized during the fourth quarter of fiscal 2025 and include non-compete and non-solicitation covenants, as well as other terms that are generally consistent with the previously agreed‑upon employment arrangement which will remain in force until the departure date.

During fiscal 2025, the Company incurred approximately $8.3 million of executive management transition costs, including $6.3 million related to the CEO's terms of departure, representing accrued expenses not yet paid to the current CEO, and $2.0 million of other costs consisting primarily of external advisor fees. These costs are recorded in selling, general and administrative expenses.

For the year ended March 31, 2025, the compensation earned by non-employee Directors of the Company amounted to $3.9 million (2024 – $3.3 million), which included the grant date fair value of deferred share units (DSUs) as well as cash payments.